DISCONTINUED OPERATIONS (Narrative) (Details) shares in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)
Debt, Long-term and Short-term, Combined Amount	$ 39,119,794		$ 28,835,700
Waive of Payable to Discontinued Operations	$ 217,400,000
Stock Issued During Period, Shares, New Issues | shares	180
Stock Issued During Period, Value, New Issues	$ 42,480,000
Intercompany Receivables Due from Continuing Business	173,400,000
Manufacturing and LED Distribution Businesses [Member]
Debt, Long-term and Short-term, Combined Amount	$ 461,000,000,000	¥ 3
American Depositary Shares [Member]
Stock Issued During Period, Shares, New Issues | shares	18